Investment Properties - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Rental income	₺ 6,872	₺ 5,855	₺ 4,078
Direct operating expense from investment property	₺ 0	₺ 294	₺ 522